10-K Share-based compensation - PSU activity (Details) - Performance stock units - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of Shares
Unvested, beginning (in shares)	3,263,478	629,861	674,707	0
Forfeited (in shares)	(622,681)	(583,446)	(713,942)	(72,084)
Vested (in shares)	(928,214)	(119,983)	(132,179)	0
Granted (in shares)	2,003,765	3,337,046	801,275	746,791
Unvested, ending (in shares)	3,716,348	3,263,478	629,861	674,707
Inception-to-date vested (in shares)	1,180,376	252,162	132,179	0
Weighted-Average Grant Date Fair Value
Unvested, beginning (in dollars per share)	$ 3.180	$ 11.430	$ 8.670	$ 0
Forfeited (in dollars per share)	2.820	8.430	10.110	8.670
Vested (in dollars per share)	3.630	10.350	8.670	0
Granted (in dollars per share)	6.750	2.820	12.120	8.670
Unvested, ending (in dollars per share)	5.070	3.180	11.430	8.670
Inception-to-date vested (in dollar per share)	$ 4.860	$ 9.480	$ 8.670